JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

March 24, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (“Trust”)

File Nos. 811-21295 and 333-103022

on behalf of the JPMorgan Prime Money Market Fund and JPMorgan Tax Free Money Market Fund (the “Funds”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 106 (Amendment No. 107 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register new Eagle Class Shares for the Funds, which are in a stand-alone prospectus. Also included in this filing is the statement of additional information which reflects the new class. We note that following the filing of the Amendment, the Trust intends to request accelerated effectiveness of the Amendment.

If you have any questions or comments, please call me at (614) 248-7598.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Assistant Secretary